INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
	December 31, 2025	December 31, 2024
Finished goods	$2,233,225	$954,453
Work in process	107,287	16,409
Raw materials	1,562,627	561,401
	$3,903,139	$1,532,263

SCHEDULE OF COST OF SALES	Cost of sales consist of the following:
	December 31, 2025	December 31, 2024
Inventory	$5,454,204	$4,529,655
Consulting and services	603,324	451,984
Other	352,299	181,212
	$6,409,827	$5,162,851